GOVERNMENT GRANTS (Detail Textuals) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government Grants [Abstract]
Other income recognized	16.2	13.2	13.1
Guilin JFT received grant from Guilin government	19.4